Derivative Liabilities: Schedule of Derivative Assets at Fair Value (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Tables/Schedules
Schedule of Derivative Assets at Fair Value

	Convertible notes	Broker warrants	Total
	$	$	$
Derivative liabilities as at December 31, 2015	480,952	80,268	561,220
Derivative fair value at issuance	74,855	-	74,855
Change in fair value of derivatives	591,044	27,915	618,959
Derivative liabilities as at March 31, 2016	1,146,851	108,183	1,255,034
Derivative fair value at issuance	236,444	-	236,444
Change in fair value of derivatives	145,266	(21,998)	123,268
Derivative liabilities as at June 30, 2016	1,528,561	86,185	1,614,746

	Convertible notes	Broker warrants	Total
	$	$	$
Derivative fair value at issuance	479,479	85,767	565,246
Change in fair value of derivatives during the year	1,473	(5,499)	(4,026)
Derivative liabilities as at December 31, 2015	480,952	80,268	561,220